Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Total Payments
Total	$ 12,007,018.51	$ 12,007,018.51
Trona Ore Mining Wyoming
Total	$ 12,007,018.51	$ 12,007,018.51